PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 4 - PROPERTY AND EQUIPMENT

The Company’s property and equipment at June 30, 2018 and December 31, 2017:

	June 30, 2018	December 31, 2017
Office equipment	$34,234	$34,234
Computer equipment	5,544	5,544
Manufacturing equipment	29,563	-
	69,341	39,778
Less accumulated depreciation	(23,551)	(20,766)
	$45,790	$19,012

Depreciation expense charged to operations amounted to $1,302 and $2,785, respectively, for the three and six months ended June 30, 2018; and $1,529 and $3,057, respectively, for the three and six months ended June 30, 2017.

The Company’s property and equipment at December 31, 2017 and 2016:

	2017	2016
Office equipment	$34,234	$34,234
Computer equipment	5,544	2,574
	39,778	36,808
Less accumulated depreciation	(20,766)	(14,644)
	$19,012	$22,164

Depreciation expense charged to operations amounted to $6,122 and $4,330 for the year ended December 31, 2017 and 2016, respectively.